Long-term Debt - Additional Information (Detail) - EUR (€) € in Millions					12 Months Ended
	Nov. 30, 2016	Jul. 07, 2016	Sep. 19, 2013	Jun. 13, 2007	Dec. 31, 2017	Dec. 31, 2016
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Carrying amount					€ 0.0	€ 243.3
Principal amount				€ 600.0
Interest rate on principal amount				5.75%
Redemption price of notes					100.00%
Repayments of Debt					€ 238.3
Due date of redemption Eurobond					Jun. 13, 2017
Debt Instrument, Issuance Date				Jun. 13, 2007
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Carrying amount					€ 820.6	842.3
Principal amount			€ 750.0
Interest rate on principal amount			3.375%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Sep. 19, 2023
Debt Instrument, Issuance Date			Sep. 19, 2013
1.375 Percent Senior Notes Due 2026 [Member] [Domain]
Debt Instrument [Line Items]
Carrying amount					€ 947.8	956.3
Principal amount		€ 1,000.0
Interest rate on principal amount		1.375%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Jul. 07, 2026
Debt Instrument, Issuance Date		Jul. 07, 2016
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Carrying amount					€ 732.1	746.3
Principal amount	€ 750.0
Interest rate on principal amount	1.625%
Redemption price of notes					100.00%
Due date of redemption Eurobond					May 28, 2027
Debt Instrument, Issuance Date	Nov. 30, 2016
0.625 Percent Senior Notes Due 2022 [Member] [Domain]
Debt Instrument [Line Items]
Carrying amount					€ 487.8	€ 489.5
Principal amount		€ 500.0
Interest rate on principal amount		0.625%
Redemption price of notes					100.00%
Due date of redemption Eurobond					Jul. 07, 2022
Debt Instrument, Issuance Date		Jul. 07, 2016